Performance Management - RiverNorth Active Income ETF	Jul. 29, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund acquired all of the assets and liabilities of the RiverNorth Core Opportunity Fund, a series of RiverNorth Funds (the “Predecessor Fund”), in a reorganization (the “Reorganization”) of the Predecessor Fund on August 1, 2025. The Fund has adopted the financial statements of the Predecessor Fund, as the accounting survivor of the Reorganization. Performance results shown in the bar chart and the performance table below reflect the performance of the Class R shares of the Predecessor Fund. Note that the Fund is managed by a new investment adviser using substantially the same investment strategies as employed for the Predecessor Fund. The Fund’s current sub-adviser was the adviser to the Predecessor Fund. In addition, the Fund is an exchange-traded fund, while the Predecessor Fund, prior to the Reorganization, was a mutual fund.

The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing how the Predecessor Fund’s performance has varied overtime and by showing how the Predecessor Fund’s average annual total returns for the one-year, five-year, ten-year, and since inception periods compare with those of a broad-based securities market index. The bar chart and table show the performance of the Predecessor Fund’s Class R shares.  How the Predecessor Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information is also available on the Fund’s website at www.RiverNorth.com.

Performance Past Does Not Indicate Future [Text]	How the Predecessor Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance One Year or Less [Text]	The bar chart and table that follow provide some indication of the risks of investing in the Fund by showing how the Predecessor Fund’s performance has varied overtime and by showing how the Predecessor Fund’s average annual total returns for the one-year, five-year, ten-year, and since inception periods compare with those of a broad-based securities market index.
Bar Chart [Table]

Bar Chart Closing [Text Block]

The year-to-date total return of the Predecessor Fund through June 30, 2025, was 8.12%.

Quarterly Returns During the Time Period Shown in the Bar Chart

Highest: 18.02% (quarter ended June 30, 2020)

Lowest: -25.51% (quarter ended March 31, 2020)

Year to Date Return, Label [Optional Text]	The year-to-date total return of the Predecessor Fund
Bar Chart, Year to Date Return	8.12%
Bar Chart, Year to Date Return, Date	Jun. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Highest
Highest Quarterly Return	18.02%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Lowest
Lowest Quarterly Return	(25.51%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (as of December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as 401(k) plans, an individual retirement account (“IRA”) or other tax-advantaged accounts.
Performance Table Explanation after Tax Higher	A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance [Table]
	1 Year	5 Years	10 Years	Since Inception (12/27/06)
Return Before Taxes	13.47%	6.54%	6.69%	7.46%
Return After Taxes on Distributions	10.97%	3.27%	3.17%	4.71%
Return After Taxes on Distributions and Sale of Shares	7.94%	3.75%	3.93%	5.00%
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)	25.02%	14.53%	13.10	13.33%
Bloomberg US Aggregate Bond Index (reflects no deduction for fees, expenses, or taxes)	1.25%	-0.33%	1.35%	1.46%

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]

After-tax returns are calculated using the historical highest individual federal marginal income tax rates during the period covered by the table above and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Shares through tax-deferred arrangements such as 401(k) plans, an individual retirement account (“IRA”) or other tax-advantaged accounts. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

Performance Availability Website Address [Text]	www.RiverNorth.com